CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of December 31, 2020 at Sep. 23, 2020		$ 0	$ 0	$ 0	$ 0
Balance as of December 31, 2020 (in shares) at Sep. 23, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	[1]	$ 690	24,310		$ 25,000
Issuance of Class B common stock to Sponsors (in shares)	[1]	6,900,000
Sale of Units in Initial Public Offering (in shares)					3,600,000
Net income (loss)			(5,894)	(5,894)	$ (5,894)
Balance at Dec. 31, 2020		$ 690	24,310	(5,894)	19,106
Balance (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units in Initial Public Offering			275,997,240		275,997,240
Underwriters' discount			(5,520,000)		(5,520,000)
Deferred underwriting discount			(9,660,000)		(9,660,000)
Sale of private placement			7,520,000		7,520,000
Reclassification of offering cost related to warrant issuance			780,268		780,268
Fair value of warrants			(21,177,866)		(21,177,866)
Other offering cost charged to Stockholders' equity			(530,090)		(530,090)
Class A ordinary shares subject to possible redemption			(247,433,862)	(28,563,378)	(275,997,240)
Net income (loss)				9,611,289	9,611,289
Balance at Mar. 31, 2021		$ 690		(18,957,983)	(18,957,293)
Balance (in shares) at Mar. 31, 2021		6,900,000
Balance as of December 31, 2020 at Dec. 31, 2020		$ 690	24,310	(5,894)	19,106
Balance as of December 31, 2020 (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					8,138,992
Balance at Jun. 30, 2021		$ 690		(20,430,280)	(20,429,590)
Balance (in shares) at Jun. 30, 2021		6,900,000
Balance as of December 31, 2020 at Dec. 31, 2020		$ 690	$ 24,310	(5,894)	19,106
Balance as of December 31, 2020 (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					12,035,627
Balance at Sep. 30, 2021		$ 690		(16,533,645)	(16,532,955)
Balance (in shares) at Sep. 30, 2021		6,900,000
Balance as of December 31, 2020 at Mar. 31, 2021		$ 690		(18,957,983)	(18,957,293)
Balance as of December 31, 2020 (in shares) at Mar. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(1,472,297)	(1,472,297)
Balance at Jun. 30, 2021		$ 690		(20,430,280)	(20,429,590)
Balance (in shares) at Jun. 30, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				3,896,635	3,896,635
Balance at Sep. 30, 2021		$ 690		$ (16,533,645)	$ (16,532,955)
Balance (in shares) at Sep. 30, 2021		6,900,000

[1]	Includes an aggregate of up to 900,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On February 8, 2021, the Company effected a dividend of 0.2 of a share of Class B ordinary shares for each share of Class B ordinary shares, resulting in 6,900,000 shares of Class B ordinary shares being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Notes 4 and 7).